Note 4 - Changes in Accounting Standards	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Changes in accounting standards [text block]
4.	CHANGES IN ACCOUNTING STANDARDS

(a)	Accounting standards adopted during the year

During 2024, the Company adopted amendments to IAS 1, Presentation of Financial Statements. The amendments to IAS 1, clarifies the presentation of liabilities. The classification of liabilities as current or noncurrent is based on contractual rights that are in existence at the end of the reporting year and is unaffected by expectations about whether an entity will exercise its right to defer settlement. A liability not due over the next twelve months is classified as non-current even if management intends or expects to settle the liability within twelve months. The amendment also introduces a definition of ‘settlement’ to make clear that settlement refers to the transfer of cash, equity instruments, other assets, or services to the counterparty. The amendment also clarifies how conditions with which an entity must comply within twelve months after the reporting year affect the classification of a liability. Covenants to be complied with after the reporting date do not affect the classification of debt as current or non-current at the reporting date. The adoption of this amendment did not have any material impact on these consolidated financial statements.

(b)	Accounting standards and amendments issued but not yet adopted

During 2024, the Company has not applied the issued but not yet effective standard IFRS 18: Presentation and Disclosure in Financial Statements. In April 2024, IFRS 18: Presentation and Disclosure of Financial Statements ("IFRS 18") was issued, which replaces IAS 1: Presentation of Financial Statements. IFRS 18 introduces a specified structure for the income statement by requiring income and expenses to be presented into the three defined categories of operating, investing and financing, and by specifying certain defined totals and subtotals. Where company-specific measures related to the income statement are provided, IFRS 18 requires companies to disclose explanations around these measures, which are referred to as management-defined performance measures. IFRS 18 also provides additional guidance on principles of aggregation and disaggregation which apply to the primary financial statements and the notes. IFRS 18 will not affect the recognition and measurement of items in the financial statements, nor will it affect which items are classified in other comprehensive income and how these items are classified. The standard is effective for reporting periods beginning on or after January 1, 2027, including for interim financial statements. Retrospective application is required, and early application is permitted. The Company is currently assessing the effect of this new standard to its financial statements.